Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Income before taxes
U.S.									$ (33)	$ 8	$ 60	$ 48
Non U.S.									4	(53)	4	7
Income (loss) before income taxes and equity in earnings					13	16	(7)	(25)	(29)	(45)	64	55
Current:
U.S. Federal									7	3	17	7
U.S. State and Local									2		2	1
Non U.S.									15	1	19	33
Total current									24	4	38	41
Deferred:
U.S. Federal									(15)		4	8
U.S. State and Local									(2)		1	2
Non U.S.									(10)	5	(11)	(18)
Total deferred									(27)	5	(6)	(8)
Income tax expense	$ 8	$ 8	$ (8)	$ 2	$ 8	$ 8	$ (8)	$ 2	$ (3)	$ 9	$ 32	$ 33